Share-Based Compensation - RSUs movement (Details) - RSUs $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the year | EquityInstruments	643,853
Vested during the year | EquityInstruments	(642,637)
Forfeited during the year | EquityInstruments	(1,216)
Outstanding at end of the year | EquityInstruments		643,853
Weighted average contractual life
Weighted average contractual life		1 year 10 months 24 days
Aggregate fair value
Outstanding at the beginning of the year | $	$ 4,124
Vested during the year | $	(4,104)
Forfeited during the year | $	$ (20)
Outstanding at the end of the year | $		$ 4,124